BUSINESS ACTIVITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
BUSINESS ACTIVITY
BUSINESS ACTIVITY

NOTE 1 - BUSINESS ACTIVITY

Bloomios manufactures, markets and distributes U.S. hemp-derived supplements and cosmetic products through wholesale distribution channels in the United States of America, through its wholly-owned subsidiary Bloomios Private Label (“BPL”). BPL provides innovative and quality manufacturing, processing, sourcing and distribution of hemp-derived, nootropic and nutraceutical products to wholesalers and retailers. BPL provides support at each step from custom formulation, order fulfillment, and brand development. We offer our private-label and white-label customers large collections of customizable hemp products that include over 80 products across 10 categories in addition to custom formulation and manufacturing services. Our product categories include edibles, tinctures, oils, salves, capsules, balms, topicals, beverages and pet treats.

Our Company manufactures hemp infused products ranging from human edibles, pet edibles, liquid consumables such as tinctures and shots, and topicals. Each of these products are infused with hemp extract. Our human edibles are either tumbled with hemp extracts that stick to the surface of the edibles or made from scratch with hemp extract being cooked into gelatin or pectin bases and extruded into molds to shape them. Our liquid consumables are infused by mixing food grade bases (Such as hemp seed, MCT oil, or water) with food grade flavoring and hemp extract. Our topicals are infused by mixing topical cream bases with hemp extract. Our smokable hemp contains no more than 0.3% of Tetrahydrocannabinol (THC) by dry weight basis and is rolled into hemp paper with a filter. We conduct third-party testing and test all of our products in-house utilizing High-Performance Liquid Chromatography (“HPLC”) to ensure that no final product contains more than 0.3% of total THC. All products are marketed as products infused with hemp extract with no more than 0.3% of THC on a dry weight basis.

The products are not currently marketed to consumers and are currently only sold to wholesalers. The Company attends trade shows for manufacturers and wholesalers to market our products. All products are labeled in accordance with applicable laws and regulations. Further, the Company maintains its own in-house testing lab in which it tracks and tests all batches of products, which it provides to its clients. The Company believes that its testing process meets or exceeds industry standards.

Bloomios is headquartered in Santa Barbara, California with its operations in Daytona Beach, Florida. Bloomios intends to grow by increasing production capacity and by an acquisition strategy that is currently in development. Currently, Bloomios is principally a business-to-business operation.

NOTE 1 - BUSINESS ACTIVITY

Bloomios, Inc. fka XLR Medical Corp. (the “Company”) was organized under the laws of the State of Nevada on February 2, 2001, under the name Relay Mines Limited—subsequently the name of the Company was changed to XLR Medical Corp. After the October 31, 2007, 10Q filing, the management of the Company abandoned the Company and it became a dormant company until 2018 when a new shareholder acquired stock to become the majority shareholder and owner of the Company. The Company’s fiscal year end is December 31st. On April 12, 2021, the Company amended its name from XLR Medical Corp to Bloomios, Inc., its fiscal year end from January 31 to December 31, authorized the designation of Series A, B and C Preferred Stock, and acquired CBD Brand Partners LLC (“CBDBP”).

Bloomios manufactures, markets and distributes U.S. hemp-derived supplements and cosmetic products through wholesale and retail distribution channels in the U.S. through its wholly- owned subsidiary Bloomios Private Label (“BPL”). BPL is an innovative leader in quality manufacturing, processing, sourcing and distributing of cannabidiol products to wholesalers and retailers. BPL provides support at each step from custom formulation, order fulfillment, and brand development. We offer one of the largest collections of customizable hemp-derived products that includes over 80 products across 10 categories in addition to custom formulation and manufacturing services. Our product categories include edibles, tinctures, oils, salves, capsules, balms, topicals, beverages and pet treats.

Bloomios is headquartered in Santa Barbara, California with its operations in Daytona Beach, Florida. Bloomios intends to grow by increasing production capacity and by an acquisition strategy that is currently in development. Currently, Bloomios is principally a business-to-business operation with plans to sell direct-to-consumers in the future.